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                            THE BRADFORD FUNDS, INC.
                                600 Fifth Avenue
                            New York, New York 10020


                                  May 4, 1998

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C. 20549-1004

     Subject:   The Bradford Funds, Inc. -- Securities Act of 1933 Registration
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                No. 33-25137 and Investment Company Act of 1940 File No.
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                811-5682 -- Rule 497(j) Filing
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Ladies and Gentlemen:

     On behalf of The Bradford Funds, Inc. (the "Fund"), the undersigned hereby certifies, on behalf of the Fund, that the form of Prospectus that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent post-effective amendment to the Fund's Registration Statement on Form N-1A as filed on April 29, 1998, and that the text of such post-effective amendment has been filed electronically.


                                      THE BRADFORD FUNDS, INC.



                                      By /s/ Judy K. Abroms
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                                         Judy K. Abroms, Vice President